SELECTED QUARTERLY FINANCIAL DATA (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
SELECTED QUARTERLY FINANCIAL DATA (unaudited) [Abstract]
Total interest and dividend income	$ 1,548	$ 1,447	$ 1,424	$ 1,402	$ 1,418	$ 1,370	$ 1,554	$ 1,617	$ 5,821	$ 5,959	$ 7,053
Total interest expense	307	351	355	344	339	331	365	372	1,357	1,407	1,544
NET INTEREST INCOME	1,241	1,096	1,069	1,058	1,079	1,039	1,189	1,245	4,464	4,552	5,509
Provision for (recovery of) loan losses	9	5	(99)	12	5	(24)	(25)	(24)	(73)	(68)	(104)
NET INTEREST INCOME AFTER RECOVERY OF LOAN LOSSES	1,232	1,091	1,168	1,046	1,074	1,063	1,214	1,269	4,537	4,620	5,613
Total noninterest income	136	112	146	137	144	74	225	130	531	573	349
OTHER OPERATING EXPENSE	945	913	958	859	857	868	913	933	3,675	3,571	3,658
INCOME BEFORE INCOME TAXES	423	290	356	324	361	269	526	466	1,393	1,622	2,304
Income taxes	144	92	123	114	130	130	201	81	473	542	902
NET INCOME	$ 279	$ 198	$ 233	$ 210	$ 231	$ 139	$ 325	$ 385	$ 920	$ 1,080	$ 1,402
Per share data:
Basic	$ 0.14	$ 0.10	$ 0.11	$ 0.10	$ 0.10	$ 0.07	$ 0.16	$ 0.19	$ 0.45	$ 0.52	$ 0.68
Diluted	$ 0.14	$ 0.10	$ 0.11	$ 0.10	$ 0.10	$ 0.07	$ 0.16	$ 0.19	$ 0.45	$ 0.52	$ 0.68
Average shares outstanding
Basic	2,057,888	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,920	2,057,930	2,057,930
Diluted	2,057,888	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,920	2,057,930	2,057,930